                               Janus Aspen Series

                   Supplement Dated November 12, 2003 to the
            Currently Effective Statements of Additional Information

The "Trustees and Officers" section of the Statement of Additional Information is supplemented as follows:

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                                                           OFFICERS
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                                                      TERM OF
                                                      OFFICE* AND
 NAME, AGE AND                                        LENGTH OF
 ADDRESS              POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
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
 Anita E. Falicia     Vice President, Treasurer and   10/02-Present  Vice President of Investment Accounting of Janus Capital.
 100 Fillmore Street  Principal Accounting Officer                   Formerly, Assistant Vice President (2000-2002) of
 Denver, CO 80206                                                    Investment Accounting of Janus Capital or Janus Capital
 Age 35               Chief Financial Officer         10/02-11/03    Corporation; Director (1999-2000) of Investment Accounting
                                                                     of Janus Capital Corporation; and Director (1997-1999) of
                                                                     Fund Accounting of Janus Capital Corporation.
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 Girard C. Miller     President and Chief Executive   11/03-Present  Executive Vice President and Chief Operating Officer of
 100 Fillmore Street  Officer                                        Janus Capital Group Inc. and Janus Capital. Formerly,
 Denver, CO 80206                                                    President and Chief Executive Officer of ICMA Retirement
 Age 52                                                              Corporation (1993-2003).
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 Loren M. Starr       Vice President and Chief        11/03-Present  Senior Vice President and Chief Financial Officer of Janus
 100 Fillmore Street  Financial Officer                              Capital Group Inc. and Janus Capital; Vice President and
 Denver, CO 80206                                                    Chief Financial Officer of Janus Services LLC, Janus
 Age 42               President and Chief Executive   09/02-11/03    Distributors LLC, Janus Capital International LLC and
                      Officer                                        Janus Institutional Services LLC; Vice President,
                                                                     Treasurer, Chief Financial Officer and Director of Janus
                                                                     International Limited; Director of Janus Capital Trust
                                                                     Manager Limited, Janus World Principal Protected Funds,
                                                                     Janus International (Asia) Limited and Janus World Funds,
                                                                     and Board member of Janus Global Funds SPC. Formerly,
                                                                     Interim Director of Janus Capital (2002-2003); Vice
                                                                     President of Finance, Treasurer and Chief Financial
                                                                     Officer (2001-2002) for Janus International Holding, Inc.;
                                                                     Managing Director, Treasurer and Head of Corporate Finance
                                                                     and Reporting (1998-2001) for Putnam Investments; and
                                                                     Senior Vice President of Financial Planning and Analysis
                                                                     (1996-1998) for Lehman Brothers, Inc.
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

* Officers are elected annually by the Trustees for a one-year term.